Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Subsequent Events	NOTE 12 – SUBSEQUENT EVENTS In accordance with ASC 855-10 Company management reviewed all material events through the date of this report and had no material subsequent events.	NOTE 13 – SUBSEQUENT EVENTS In accordance with ASC 855-10 Company management reviewed all material events through the date of this report and had no material subsequent events to report.